Income taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) before income taxes	$ (150,197)	$ (184,537)	$ (97,036)
Current	606	1,414	2,147
Deferred	(1,185)	(541)	(409)
Total	(579)	873	1,738
CANADA
Net income (loss) before income taxes	(87,783)	(99,188)	(93,688)
Current	165	444	1,339
Deferred	301	89	53
Total	466	533	1,392
UNITED STATES
Net income (loss) before income taxes	(49,577)	(31,019)	(1,589)
Current	8	56	(62)
Deferred	0	(295)	0
Total	8	(239)	(62)
ITALY
Net income (loss) before income taxes	(3,834)	(27,247)	(318)
Current	521	836	775
Deferred	(1,463)	(311)	25
Total	(942)	525	800
Other [Member]
Net income (loss) before income taxes	(9,003)	(27,083)	(1,441)
Current	(88)	78	95
Deferred	(23)	(24)	(487)
Total	$ (111)	$ 54	$ (392)